Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Sep. 30, 2025	Sep. 30, 2024
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in Shares)	10,000,000	10,000,000	10,000,000
Preference shares, shares issued (in Shares)
Preference shares, shares outstanding (in Shares)
Class A Ordinary Shares Subject to Possible Redemption
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	390,000,000	390,000,000	390,000,000
Ordinary shares, shares issued (in Shares)	275,101	2,930,233	5,750,000
Ordinary shares, shares outstanding (in Shares)	275,101	2,930,233	5,750,000
Class A Ordinary Shares
Ordinary shares, shares issued (in Shares)	275,101	2,930,233
Ordinary shares, shares outstanding (in Shares)	275,101	2,930,233
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	390,000,000	390,000,000	390,000,000
Ordinary shares, shares issued (in Shares)	458,000	458,000	458,000
Ordinary shares, shares outstanding (in Shares)	458,000	458,000	458,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued (in Shares)	1,437,500	1,437,500	1,437,500
Ordinary shares, shares outstanding (in Shares)	1,437,500	1,437,500	1,437,500